VARIABLE INTEREST ENTITIES - Cash Flows Between Company and Variable Interest Entities (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 30, 2016	Jan. 01, 2016
Cash Inflows
Net proceeds from vacation ownership notes receivable securitizations	$ 350
Cash Outflows
Voluntary repurchases of defaulted vacation ownership notes receivable		$ (28)	$ (30)	$ (25)
Vacation Ownership Notes Receivable Securitizations
Cash Inflows
Net proceeds from vacation ownership notes receivable securitizations		346	247
Principal receipts		229	175
Interest receipts		100	92
Reserve release		1	51
Total		676	565
Cash Outflows
Principal to investors		(215)	(167)
Voluntary repurchases of defaulted vacation ownership notes receivable		(28)	(29)
Interest to investors		(19)	(17)
Funding of restricted cash		(2)	(52)
Total		(264)	(265)
Net Cash Flows		412	300
Warehouse Credit Facility
Cash Inflows
Net proceeds from vacation ownership notes receivable securitizations		50	127
Principal receipts		2	5
Interest receipts		2	5
Reserve release		0	1
Total		54	138
Cash Outflows
Principal to investors		(1)	(4)
Voluntary repurchases of defaulted vacation ownership notes receivable		0	(1)
Repayment of Warehouse Credit Facility		(49)	(122)
Interest to investors		(2)	(2)
Total		(52)	(129)
Net Cash Flows		$ 2	$ 9